Trade and Other Payables (Narrative) (Details) - CPV Group [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Trade And Other Current Payables [Line Items]
Current provisions for employee benefits		$ 69
Percentage of profit participation rights		6.50%
Vesting period		5 years
Subsequent Events [Member]
Trade And Other Current Payables [Line Items]
Employee benefits expense	$ 70